SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OPTIONS OUTSTANDING (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding		565,000,000	562,500,000
Stock Options Exercisable		466,626,419	416,388,889
Number of options, exercisable, ending balance	507,430,540	466,626,419	431,051,538
Weighted average exercise price, exercisable, ending balance	$ 0.019	$ 0.0206	$ 0.0204
Weighted average contractual life of options exercisable (Years)	2 years 4 months 6 days
Weighted average contractual life of options outstanding (years)	3 years 25 days
Exercisable Prices One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price		$ 0.0137	$ 0.0137
Stock Options Outstanding		50,000,000	50,000,000
Stock Options Exercisable		32,181,971	12,500,000
Weighted Average Remaining Contractual Life (years)		4 years 2 months 19 days	5 years 2 months 19 days
Exercisable Prices Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price		$ 0.0036	$ 0.0036
Stock Options Outstanding		2,500,000	2,500,000
Stock Options Exercisable		833,328
Weighted Average Remaining Contractual Life (years)		8 years 11 months 1 day	9 years 11 months 1 day
Exercisable Prices Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price		$ 0.0395
Stock Options Outstanding		2,500,000
Stock Options Exercisable		138,888
Weighted Average Remaining Contractual Life (years)		9 years 4 months 2 days
Exercisable Prices Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price		$ 0.0126	$ 0.0126
Stock Options Outstanding		5,000,000	5,000,000
Stock Options Exercisable		3,472,232	972,222
Weighted Average Remaining Contractual Life (years)		7 years 5 months 1 day	8 years 5 months 1 day
Exercisable Prices Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price		$ 0.0121	$ 0.0121
Stock Options Outstanding		100,000,000	100,000,000
Stock Options Exercisable		25,000,000
Weighted Average Remaining Contractual Life (years)		4 years 5 months 15 days	5 years 5 months 15 days
Exercisable Prices Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price		$ 0.0223	$ 0.0223
Stock Options Outstanding		5,000,000	5,000,000
Stock Options Exercisable		5,000,000	2,916,667
Weighted Average Remaining Contractual Life (years)		6 years 2 months 15 days	7 years 2 months 15 days
Exercisable Prices Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercisable Price		$ 0.0210	$ 0.0210
Stock Options Outstanding		400,000,000	400,000,000
Stock Options Exercisable		400,000,000	400,000,000
Weighted Average Remaining Contractual Life (years)		3 years 3 months 10 days	4 years 3 months 10 days